Stock Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 17, 2016	Aug. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					18,500,000.0
Stock based compensation expense	$ 19,900,000	$ 20,300,000	$ 20,500,000
Total compensation cost not yet recognized	$ 27,000,000
Total compensation cost not yet recognized, period for recognition	2 years
Intrinsic value, options outstanding	$ 0	0
Intrinsic value of options exercised	$ 200,000	$ 1,600,000	$ 1,300,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term	10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)	$ 12.00	$ 19.00	$ 10.28
Fair value of shares vested	$ 1,700,000	$ 2,300,000	$ 3,900,000
Granted (in shares)	63,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)	$ 10.54	$ 17.97	$ 9.74
Fair value of shares vested	$ 14,200,000	$ 10,000,000	$ 8,400,000
Granted (in shares)	1,507,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	160,010
Performance Shares | Period 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	1 year
Performance Shares | Period 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	2 years
Performance Shares | Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee performance period	3 years
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement (in shares)	0
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for award settlement (in shares)	2
2016 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				5,700,000.0
Number of shares available for grant (in shares)	2,800,000